Long-Term Debt	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Long-Term Debt

6. Long-Term Debt

Long-term debt as of June 30, 2024 and December 31, 2023 consisted of the following:

Facilities	June 30, 2024	December 31, 2023
Macquarie loan (a)	$54,000	$66,000
2027 Secured Notes (b)	258,125	284,375
E.SUN, MICB, Cathay, Taishin Credit Facility (c)	21,600	28,500
Sinopac Credit Facility (d)	7,380	8,220
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (e)	62,697	73,283
Deutsche Credit Facility (f)	37,721	40,046
HCOB Credit Facility (g)	16,719	24,744
CACIB, Bank Sinopac, CTBC Credit Facility (h)	36,400	38,950
Chailease Credit Facility (i)	2,090	2,608
Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine) (j)	133,200	149,200
Total credit facilities	$629,932	$715,926
Sale and Leaseback Agreement CMBFL - $120,000 (k)	51,737	64,438
Sale and Leaseback Agreement CMBFL - $54,000 (l)	34,236	36,018
Sale and Leaseback Agreement - Neptune $14,735 (m)	5,208	6,796
Total Sale and Leaseback Agreements	$91,181	$107,252
Total borrowings	$721,113	$823,178
Less: Current portion of long-term debt	(155,704)	(164,888)
Less: Current portion of Sale and Leaseback Agreements (k,l,m)	(17,973)	(28,365)
Less: Deferred financing costs (o)	(8,428)	(10,750)
Non-current portion of Long-Term Debt	$539,008	$619,175

6. Long-Term Debt (continued)

a) Macquarie Credit Facility

On May 18, 2023, the Company via its subsidiaries Global Ship Lease 72 LLC, Global Ship Lease 73 LLC, Global Ship Lease 74 LLC and Global Ship Lease 75 LLC entered into a new credit facility agreement with Macquarie Bank Limited (“Macquarie”) for an amount of $76,000 to finance part of the acquisition cost of four containership, each with carrying capacity of 8,544 TEU vessels, for an aggregate purchase price of $123,300. The vessels were delivered during the second quarter of 2023.

All four tranches were drawdown in the second quarter of 2023 and the credit facility has a maturity in May 2026.

The facility is repayable in two equal consecutive quarterly instalments of $5,000, six equal consecutive quarterly instalments of $6,000 and one quarterly instalments of $3,000 and two equal consecutive quarterly instalments of $1,000 with a final balloon payment of $25,000 payable three years after the first utilisation date.

This facility’s interest rate is SOFR plus a margin of 3.50% per annum payable quarterly in arrears.

As of June 30, 2024, the outstanding balance of this facility was $54,000.

b) 5.69% Senior Secured Notes due 2027

On June 16, 2022, Knausen Holding LLC (the "Issuer"), an indirect wholly-owned subsidiary of the Company, closed on the private placement of $350,000 of publicly rated/investment grade 5.69% Senior Secured Notes due 2027 (the “2027 Secured Notes”) to a limited number of accredited investors. The fixed interest rate was determined on June 1, 2022, based on the interpolated interest rate of 2.84% plus a margin 2.85%.

The Company used the net proceeds from the private placement for the repayment of the remaining outstanding balances on its New Hayfin Credit Facility and the Hellenic Bank Credit Facility (releasing five unencumbered vessels), and our 2024 Notes. The remaining amount of net proceeds were allocated for general corporate purposes.

An amount equal to 15% per annum of the original principal balance of each Note is payable in equal quarterly installments on the 15th day of each of January, April, July, and October starting October 15, 2022, and the remaining unpaid principal balance shall be due and payable on the maturity date of July 15, 2027. Interest accrues on the unpaid balance of the Notes, payable quarterly on the 15th day of January, April, July, and October in each year, such interest commencing and accruing on and from June 14, 2022.

The 2027 Secured Notes are senior obligations of the Issuer, secured by first priority mortgages on 20 identified vessels owned by subsidiaries of the Issuer (the “Subsidiary Guarantors”) and certain other associated assets and contract rights, as well as share pledges over the Subsidiary Guarantors. In addition, the 2027 Secured Notes are fully and unconditionally guaranteed by the Company.

As of June 30, 2024, the aggregate principal amount outstanding under the 2027 Secured Notes was $258,125.

c) $60.0 Million E.SUN, MICB, Cathay, Taishin Credit Facility

On December 30, 2021, the Company via its subsidiaries Zeus One Marine LLC, Hephaestus Marine LLC and Pericles Marine LLC, entered into a new syndicated senior secured debt facility with E.SUN Commercial Bank Ltd (“E.SUN”), Cathay United Bank (“Cathay”), Mega International Commercial Bank Co. Ltd (“MICB”) and Taishin International Bank (“Taishin”). The Company used a portion of the net proceeds from this credit facility to fully prepay the outstanding balance of the Blue Ocean Junior Credit Facility at that time, amounting to $26,205 plus a prepayment fee of $3,968. All three tranches were drawn down in January 2022.

The facility is repayable in eight equal consecutive quarterly instalments of $4,500 and ten equal consecutive quarterly instalments of $2,400.

This facility’s interest is SOFR plus a margin of 2.75% per annum plus Credit Adjustment Spread (“CAS”) payable quarterly in arrears.

As of June 30, 2024, the outstanding balance of this facility was $21,600.

6. Long-Term Debt (continued)

d) $12.0 Million Sinopac Capital International Credit Facility

On August 27, 2021, the Company via its subsidiary Global Ship Lease 42 LLC entered into a secured credit facility for an amount of $12,000 with Sinopac Capital International (HK) Limited (“Sinopac Credit Facility”), which was partially used to fully refinance the Hayfin Credit Facility. The full amount was drawn down in September 2021 and the credit facility has a maturity in September 2026.

The facility is repayable in 20 equal consecutive quarterly instalments of $420 with a final balloon of $3,600 payable together with the final instalment.

This facility bears interest at SOFR plus a margin of 3.25% per annum payable quarterly in arrears.

As of June 30, 2024, the outstanding balance of this facility was $7,380.

e) $140.0 Million HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility

On July 6, 2021, the Company entered into a facility with Credit Agricole Corporate and Investment Bank (“CACIB”), Hamburg Commercial Bank AG (“HCOB”), E.Sun Commercial Bank, Ltd (“ESUN”), CTBC Bank Co. Ltd. (“CTBC”) and Taishin International Bank (“Taishin”) for a total of $140,000 to finance the acquisition of the Twelve Vessels. The full amount was drawdown in July 2021 and the credit facility has a maturity in July 2026.

The facility is repayable in six equal consecutive quarterly instalments of $8,000, eight equal consecutive quarterly instalments of $5,400 and six equal consecutive quarterly instalments of $2,200 with a final balloon payment of $35,600 payable together with the final instalment. On March 23, 2023, due to the sale of GSL Amstel, the Company repaid $2,838 on this facility, of which $1,000 was deducted from the final balloon payment, and the vessel was released as collateral.

This facility’s interest rate is SOFR plus a margin of 3.25% per annum plus CAS payable quarterly in arrears.

As of June 30, 2024, the outstanding balance of this facility was $62,697.

 f) $51.7 Million Deutsche Bank AG Credit Facility

On May 6, 2021, the Company via its subsidiary Laertis Marine LLC entered into a secured facility for an amount of  $51,670 with Deutsche Bank AG in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $48,527.

The facility is repayable in 20 equal consecutive quarterly instalments of $1,162.45 with a final balloon of $28,421 payable together with the final instalment.

This facility bears interest at SOFR plus a margin of 3.25% per annum payable quarterly in arrears.

As of June 30, 2024, the outstanding balance of this facility was $37,721.

g) $64.2 Million Hamburg Commercial Bank AG Credit Facility

On April 15, 2021, the Company entered into a Senior Secured term loan facility with Hamburg Commercial Bank AG “the HCOB Credit Facility” for an amount of up to $64,200  in order to finance the acquisition of six out of the Seven Vessels.

Tranche A, E and F amounting to $32,100 were drawn down in April 2021 and have a maturity date in April 2025, Tranche B and D amounting to $21,400 were drawn down in May 2021 and have a maturity date in May 2025, and Tranche C amounting to $10,700 was drawn down in July 2021 and has a maturity date in July 2025.

Each Tranche of the facility is repayable in 16 equal consecutive quarterly instalments of $668.75.

 6. Long-Term Debt (continued)

g) $64.2 Million Hamburg Commercial Bank AG Credit Facility (continued)

This facility bears interest at SOFR plus a margin of 3.50% per annum payable quarterly in arrears.

As of June 30, 2024, the outstanding balance of this facility was $16,719.

h) $51.7 Million CACIB, Bank Sinopac, CTBC Credit Facility

On April 13, 2021, the Company via its subsidiary Penelope Marine LLC entered into a secured facility for an amount of $51,700 in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an outstanding amount of  $48,648. The secured credit facility has a maturity in April 2026.

The lenders are Credit Agricole Corporate and Investment Bank (“CACIB”), Bank Sinopac Co. Ltd. (“Bank Sinopac”) and CTBC Bank Co. Ltd. (“CTBC”). The facility is repayable in 20 equal consecutive quarterly instalments of $1,275 with a final balloon of $26,200 payable together with the final instalment.

This facility bears interest at SOFR plus a margin of 2.75% per annum plus CAS payable quarterly in arrears.

As of June 30, 2024, the outstanding balance of this facility was $36,400.

i) $9.0 Million Chailease Credit Facility

On February 26, 2020, the Company via its subsidiaries, Athena Marine LLC, Aphrodite Marine LLC and Aris Marine LLC entered into a secured term facility agreement with Chailease International Financial Services Pte., Ltd. for an amount of $9,000. The Chailease Credit Facility was used to refinance the DVB Credit Facility.

The facility is repayable in 36 consecutive monthly instalments of $156 and 24 monthly instalments of $86 with a final balloon of $1,314 payable together with the final instalment.

This facility bears interest at SOFR plus a margin of 4.20% per annum.

As of June 30, 2024, the outstanding balance of this facility was $2,090.

j) $268.0 Million Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine)

On September 19, 2019, the Company entered into a Syndicated Senior Secured Credit Facility in order to refinance existing credit facilities that had a maturity date in December 2020, of an amount $224,310.

The Senior Syndicated Secured Credit Facility was agreed to be borrowed in two tranches. The Lenders are Credit Agricole Corporate and Investment Bank (“CACIB”), ABN Amro Bank N.V. (“ABN”), First-Citizens & Trust Company, Siemens Financial Services, Inc (“Siemens”), CTBC Bank Co. Ltd. (“CTBC”), Bank Sinopac Ltd. (“Bank Sinopac”) and Banque Palatine (“Palatine”).

Tranche A amounting to $230,000 was drawn down in full on September 24, 2019 and is scheduled to be repaid in 20 consecutive quarterly instalments of $5,200 starting from December 12, 2019 and a balloon payment of $126,000 payable on September 24, 2024.

6. Long-Term Debt (continued)

j) $268.0 Million Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company,Siemens, CTBC, Bank Sinopac, Palatine) (continued)

Tranche B amounts to $38,000 was drawn down in full on February 10, 2020 and is scheduled to be repaid in 20 consecutive quarterly instalments of $1,000 and a balloon payment of $18,000 payable in the termination date on the fifth anniversary from the utilization date of Tranche A, which falls in September 24, 2024. In January 2022, the Company agreed a new senior secured debt facility to refinance its outstanding Syndicated Senior Secured Credit Facility, which extended the maturity date from September 2024 to December 2026, amended certain covenants in the Company’s favor at an unchanged rate of LIBOR + 3.00%. On July 1, 2022, the interest rate is SOFR plus a margin of 3.00% plus CAS and is payable at each quarter end date.

As of June 30, 2024, the outstanding balance of this facility was $133,200.

k) $120.0 Million Sale and Leaseback agreements - CMBFL Four Vessels

On August 26, 2021, the Company via its subsidiaries Global Ship Lease 68 LLC, Global Ship Lease 69 LLC, Global Ship Lease 70 LLC and Global Ship Lease 71 LLC, entered into four $30,000 sale and leaseback agreements with CMB Financial Leasing Co. Ltd. (“CMBFL”) to finance the acquisition of the Four Vessels. As at September 30, 2021, the Company had drawdown a total of $90,000. The drawdown for the fourth vessel, amounting to $30,000, took place on October 13, 2021 together with the delivery of this vessel. The Company has a purchase obligation to acquire the Four Vessels at the end of their lease terms and under ASC 842-40, the transaction has been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback agreement as financial liabilities.

Each sale and leaseback agreement is repayable in 12 equal consecutive quarterly instalments of $1,587.5 and 12 equal consecutive quarterly instalments of $329.2 with a repurchase obligation of $7,000 on the final repayment date.

The sale and leaseback agreements for the three vessels mature in September 2027 and for the fourth vessel in October 2027 and bear interest at SOFR plus a margin of 3.25% per annum plus CAS payable quarterly in arrears.

As of June 30, 2024, the outstanding balance of these sale and lease back agreements was $51,737.

l) $54.0 Million Sale and Leaseback agreement - CMBFL

On May 20, 2021, the Company via its subsidiary Telemachus Marine LLC entered into a $54,000 sale and leaseback agreement with CMB Financial Leasing Co. Ltd. (“CMBFL”) to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $46,624. The Company has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction has been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability.

         The sale and leaseback agreement is repayable in eight equal consecutive quarterly instalments of $2,025 each and 20 equal consecutive quarterly instalments of $891 with a repurchase obligation of $19,980 on the final repayment date.

         The sale and leaseback agreement matures in May 2028 and bears interest at SOFR plus a margin of 3.25% per annum plus CAS payable quarterly in arrears

         In May 2021, on the actual delivery date of the vessel, the Company drew $54,000, which represented vessel purchase price $75,000 less advanced hire of $21,000, which advanced hire neither bore any interest nor was refundable and was set off against payment of the purchase price payable to the Company by the unrelated third party under this agreement.

         As of June 30, 2024, the outstanding balance of this sale and leaseback agreement was $34,236.

6. Long-Term Debt (continued)

m) $14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing

On May 12, 2021, the Company via its subsidiary GSL Violetta LLC entered into a $14,735 sale and leaseback agreement with Neptune Maritime Leasing (“Neptune”) to finance the acquisition of GSL Violetta delivered in April 2021. The Company has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction has been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. In May 2021, the Company drew $14,735 under this agreement.

The sale and leaseback agreement is repayable in 15 equal consecutive quarterly instalments of $793.87 each and four equal consecutive quarterly instalments of $469.12 with a repurchase obligation of $950 on the last repayment date.

         The sale and leaseback agreement matures in February 2026 and bears interest at SOFR plus a margin of 4.64% per annum payable quarterly in arrears.

As of June 30, 2024, the outstanding balance of this sale and leaseback agreement was $5,208.

n) Repayment Schedule

Maturities of long-term debt for the periods subsequent to June 30, 2024, are as follows:

Payment due by period ended	Amount
June 30, 2025	173,677
June 30, 2026	200,629
June 30, 2027	192,992
June 30, 2028	153,815
$721,113

o) Deferred Financing Costs

	June 30, 2024	December 31, 2023
Opening balance	$10,750	$15,136
Expenditure in the period	–	1,140
Amortization included within interest expense	(2,322)	(5,526)
Closing balance	$8,428	$10,750

For the six-month period ended June 30, 2024, no costs were incurred in connection with the credit facilities.

During 2023, total costs amounting to $1,140 were incurred in connection with the Macquarie Credit Facility (see note 6a).

For the six-month periods ended June 30, 2024, and 2023, the Company recognized a total of $2,322 and $2,836, respectively, in respect of amortization of deferred financing costs.

p) Debt covenants-securities

Amounts drawn under the facilities listed above are secured by first priority mortgages on certain of the Company’s vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit the Company from, among other things: incurring or guaranteeing indebtedness; charging, pledging or encumbering the vessels; and changing the flag, class, management or ownership of the vessel owning entities. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, specific credit facilities require compliance with a number of financial covenants including asset cover ratios and minimum liquidity and corporate guarantor requirements. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or remedied.

As of June 30, 2024, and December 31, 2023, the Company was in compliance with its debt covenants.